Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $4,906,000 (comprised of (i) $3,449,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index., (ii) $1,457,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.

Narrative - Max Aggregate Offering Price	$ 4,906,000